LONG-TERM INVESTMENTS (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
LONG-TERM INVESTMENTS
Equity method investments			¥ 8,893,440
Cost method investments		¥ 75,121,700	69,621,700
Available-for-sale investment			10,376,547
Total long-term investments	$ 11,545,994	¥ 75,121,700	¥ 88,891,687